Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 11,937	$ 12,761	$ 8,900
Finished goods, net	741,979	747,849	1,329,577
Total	$ 753,916	$ 760,610	$ 1,338,477